CONTRACT ASSETS (Details Narrative)	Jun. 30, 2023	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
The default rate	0.03%	0.03%
Top of range [member]
IfrsStatementLineItems [Line Items]
The default rate	76.00%	43.51%